Postretirement Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	$ 1	$ 3	$ 2	$ 2	$ 3	$ 3
Interest cost	659	705	1,318	1,410	2,820	2,080	1,988
Expected return on plan assets	(827)	(859)	(1,656)	(1,720)	(3,441)	(3,789)	(3,848)
Amortization of prior service credits	(21)	(21)	(41)	(41)	(81)	(81)	(80)
Recognized net actuarial loss	67	41	134	83	173	913	1,219
Settlement/curtailment (gain)/loss						(4)	193
Net periodic benefit income	(121)	(133)	(242)	(266)	(527)	(878)	(525)
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	13	12	25	24	49	72	87
Interest cost	31	37	62	74	148	98	97
Expected return on plan assets	(4)	(2)	(6)	(4)	(9)	(10)	(7)
Amortization of prior service credits	(2)	(5)	(5)	(11)	(22)	(35)	(35)
Recognized net actuarial loss	(44)	(44)	(88)	(88)	(175)	(111)	(56)
Net periodic benefit income	(6)	(2)	(12)	(5)	(9)	14	86
Operating Income (Loss) | Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	1	1	3	2	2	3	3
Operating Income (Loss) | Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	12	16	23	31	62	79	90
Other Income | Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	(122)	(134)	(245)	(268)	(529)	(881)	(528)
Other Income | Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	(19)	(14)	(37)	(29)	(58)	(58)	(1)
Operating Income (Loss) Before Taxes | Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	(121)	(133)	(242)	(266)	(527)	(878)	(525)
Operating Income (Loss) Before Taxes | Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (income)/cost included in (loss)/earnings from operations, other income, and loss before income taxes	$ (7)	$ 2	$ (14)	$ 2	$ 4	$ 21	$ 89